PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Actuarial Assumptions for Defined Benefit Plans (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	3.40%	3.30%	3.75%
Rate of compensation increase (in percent)	2.00%	2.00%	2.00%
Pension defined benefit plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	17.00%	18.00%	24.00%
Rate of compensation increase (in percent)	11.00%	11.00%	15.00%
Pension defined benefit plans | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	5.07%	5.02%	5.44%
Rate of compensation increase (in percent)	2.92%	2.93%	3.01%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	3.40%	3.30%	3.50%
Rate of compensation increase (in percent)	2.00%	2.00%	2.00%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	12.15%	10.15%	9.30%
Rate of compensation increase (in percent)	5.00%	4.80%	4.80%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	4.73%	4.68%	5.10%
Rate of compensation increase (in percent)	3.24%	3.26%	3.29%